Acquisitions, Summary of Acquisitions (Details) - USD ($) $ in Millions	Oct. 31, 2021	Aug. 19, 2021	Jun. 11, 2021	Oct. 31, 2020	Jul. 01, 2020	Oct. 31, 2019	Feb. 15, 2019
Summary of acquisitions [Abstract]
Intangible assets	$ 7.8			$ 6.6		$ 61.3
Goodwill	7.2			1.4		26.8
Shares consideration	0.0			0.0		0.0
Cash consideration	13.0			7.3		89.0
Total consideration	13.0			7.3		89.0
Carrying Value at Acquisition [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets	(0.1)			0.9		0.9
Full 360 [Member]
Summary of acquisitions [Abstract]
Intangible assets	3.4		$ 3.4
Goodwill	1.0
Shares consideration	0.0
Cash consideration	3.3
Total consideration	3.3		$ 3.3
Full 360 [Member] | Carrying Value at Acquisition [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets	(0.3)
Streamworx [Member]
Summary of acquisitions [Abstract]
Intangible assets	4.4	$ 4.4
Goodwill	6.2
Shares consideration	0.0
Cash consideration	9.7
Total consideration	9.7	$ 9.7
Streamworx [Member] | Carrying Value at Acquisition [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets	$ 0.2
Atar Labs [Member]
Summary of acquisitions [Abstract]
Intangible assets				6.6	$ 6.6
Goodwill				1.4
Shares consideration				0.0
Cash consideration				7.3	6.0
Total consideration				7.3	$ 7.3
Atar Labs [Member] | Carrying Value at Acquisition [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets				$ 0.9
Interset Software Inc. [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets							$ 62.2
Intangible assets						61.3	61.2
Goodwill						26.8	26.8
Shares consideration						0.0
Cash consideration						89.0	89.0
Total consideration						89.0	89.0
Interset Software Inc. [Member] | Carrying Value at Acquisition [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets						$ 0.9	0.9
Intangible assets							$ 0.0